Cover Page	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	Matterport, Inc./DE
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Central Index Key	0001819394
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false